Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund
Allianz AGIC Income & Growth Fund
Investment Objective
The Fund seeks total return comprised of current income, current gains and capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Income & Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional Class	0.95%	none	0.01%	0.96%
Class P	1.05%	none	0.01%	1.06%
Class D	1.05%	0.25%	0.01%	1.31%

Examples.
The Examples are intended to help you compare the cost of

investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz AGIC Income & Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	98	306	531	1,178
Class P	108	337	585	1,294
Class D	133	415	718	1,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 192%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your

Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund's investments across asset classes will vary substantially from time to time. The Fund's investments in each asset class are based upon the portfolio managers' assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the

Fund's investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").

The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market

securities). Normally the Fund will employ a strategy of writing

(selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed.

In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and

techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer

Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk

(Equity Securities Risk, Smaller Company Risk). Derivative

instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's deterioration or default (High Yield Risk,

Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may

default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk

(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in

disposition or force a sale below fair value); Non-U.S.

Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S.

securities markets and issuers may be more volatile, smaller,

less liquid, less transparent and subject to less oversight,

particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover

Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see

"Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the

Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's

class-by-class performance, including a discussion of any

performance adjustments, are provided under "Additional Performance

Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

More Recent Return Information

1/1/11-9/30/11                   -8.32%

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    18.61%

Lowest 10/01/2008-12/31/2008    -20.44%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the

measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC Income & Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	17.31%	6.44%	Feb. 28, 2007
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	13.65%	2.66%	Feb. 28, 2007
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	11.01%	3.11%	Feb. 28, 2007
Class P	Class P - Before Taxes	17.11%	6.32%	Feb. 28, 2007
Class D	Class D - Before Taxes	16.92%	6.01%	Feb. 28, 2007
S&P 500 Index	S&P 500 Index	15.06%	(0.75%)	Feb. 28, 2007
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index	6.54%	6.03%	Feb. 28, 2007
Lipper Flexible Portfolio Funds Average	Lipper Flexible Portfolio Funds Average	10.94%	2.16%	Feb. 28, 2007